Geographic information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 2,368,085	$ 2,440,818	$ 1,343,625
Non-current receivables from contracts with customers	$ 1,964,969	1,843,065
Number of reportable segments | segment	1
UNITED STATES
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 388,080	515,711	250,853
Non-current receivables from contracts with customers	5,017	16,247
SWEDEN
Disclosure of geographical areas [line items]
Revenue from contracts with customers	272,891	358,607	197,253
Non-current receivables from contracts with customers	1,305,295	1,152,569
UNITED KINGDOM
Disclosure of geographical areas [line items]
Revenue from contracts with customers	529,372	338,042	207,031
Non-current receivables from contracts with customers	32,342	35,334
GERMANY
Disclosure of geographical areas [line items]
Revenue from contracts with customers	242,923	287,010	117,642
Non-current receivables from contracts with customers	27,058	31,005
NORWAY
Disclosure of geographical areas [line items]
Revenue from contracts with customers	92,688	231,310	231,640
KOREA, REPUBLIC OF
Disclosure of geographical areas [line items]
Revenue from contracts with customers	59,809	118,108	0
NETHERLANDS
Disclosure of geographical areas [line items]
Revenue from contracts with customers	98,351	111,316	132,547
BELGIUM
Disclosure of geographical areas [line items]
Revenue from contracts with customers	111,829	88,823	53,411
CANADA
Disclosure of geographical areas [line items]
Revenue from contracts with customers	129,209	84,220	17,335
DENMARK
Disclosure of geographical areas [line items]
Revenue from contracts with customers	95,234	67,836	37,967
AUSTRALIA
Disclosure of geographical areas [line items]
Revenue from contracts with customers	103,288	64,547	0
FINLAND
Disclosure of geographical areas [line items]
Revenue from contracts with customers	45,567	42,236	10,056
SWITZERLAND
Disclosure of geographical areas [line items]
Revenue from contracts with customers	42,611	37,855	41,131
ITALY
Disclosure of geographical areas [line items]
Revenue from contracts with customers	35,244	1,067	0
AUSTRIA
Disclosure of geographical areas [line items]
Revenue from contracts with customers	33,898	27,604	5,465
CHINA
Disclosure of geographical areas [line items]
Revenue from contracts with customers	26,216	39,203	39,650
Non-current receivables from contracts with customers	549,531	578,641
Other Regions
Disclosure of geographical areas [line items]
Revenue from contracts with customers	60,875	27,323	$ 1,644
Non-current receivables from contracts with customers	$ 45,726	$ 29,269